Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Details Of Intangible Assets
(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	482,707	2,419	965,131	1,511,286	55,444	6,598	3,023,585
Accumulated amortization	—	(1,971)	(689,440)	(1,204,181)	—	—	(1,895,592)
Accumulated impairment losses	—	—	—	(33,552)	(3,039)	—	(36,591)

Net carrying value	482,707	448	275,691	273,553	52,405	6,598	1,091,402

	December 31, 2025
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	471,905	2,805	1,324,649	1,638,130	65,075	11,688	3,514,252
Accumulated amortization	—	(2,242)	(994,840)	(1,337,535)	—	—	(2,334,617)
Accumulated impairment losses	(84,911)	—	—	(33,552)	(4,525)	—	(122,988)

Net carrying value	386,994	563	329,809	267,043	60,550	11,688	1,056,647

Changes In Intangible Assets
(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	397,527	643	212,627	192,373	42,917	3,027	849,114
Acquisitions	—	72	105,596	125,509	4,000	7,612	242,789
Disposal	—	—	—	(1,028)	(1,290)	—	(2,318)
Amortization (*)	—	(206)	(76,192)	(84,556)	—	—	(160,954)
Reversal(Provision) of impairment losses	—	—	—	—	37	—	37
Transfer	—	—	61	650	(392)	(350)	(31)
Business combination	41,527	—	—	18,882	2,565	—	62,974
Foreign currencies translation adjustments	6,039	—	(1)	854	4	(28)	6,868
Others	—	—	—	472	10	(2,119)	(1,637)

Ending balance	445,093	509	242,091	253,156	47,851	8,142	996,842

(*)	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.

	For the year ended December 31, 2024
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	445,093	509	242,091	253,156	47,851	8,142	996,842
Acquisitions	—	18	96,140	94,047	6,988	25,376	222,569
Disposal	—	—	(113)	(1,794)	(2,665)	—	(4,572)
Amortization (*)	—	(188)	(75,417)	(93,679)	—	—	(169,284)
Reversal(Provision) of impairment losses	—	—	—	—	(296)	(575)	(871)
Transfer	—	109	12,990	11,067	(77)	(24,089)	—
Business combination	15,139	—	—	6,117	756	—	22,012
Foreign currencies translation adjustments	22,475	—	—	4,502	345	586	27,908
Others	—	—	—	137	(497)	(2,842)	(3,202)

Ending balance	482,707	448	275,691	273,553	52,405	6,598	1,091,402

(*)	Amortization of other intangible assets amounting to 28,509 million w on is included in other operating expenses.

	For the year ended December 31, 2025
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	482,707	448	275,691	273,553	52,405	6,598	1,091,402
Acquisitions	1,130	9	100,795	77,061	4,039	10,404	193,438
Disposal	—	—	—	(35)	(3,082)	(16)	(3,133)
Amortization (*)	—	(189)	(95,192)	(96,333)	—	—	(191,714)
Reversal(Provision) of impairment losses	(84,912)	—	—	—	(4)	575	(84,341)
Transfer	—	104	1	4,912	(74)	(4,943)	—
Business combination	—	191	48,514	10,132	7,268	—	66,105
Foreign currencies translation adjustments	(11,931)	—	—	(1,786)	(2)	(117)	(13,836)
Others	—	—	—	(461)	—	(813)	(1,274)

Ending balance	386,994	563	329,809	267,043	60,550	11,688	1,056,647

(*)
Amortization of other intangible assets amounting to 32,495 million won is included in other operating expenses, while
the remaining amortization is included in insurance service expenses and general and administrative expenses in
the consolidated statement of comprehensive income.

Details Of Allocated Goodwill Based On Each Cash-generating Unit
1)	Details of allocated goodwill based on each cash-generating unit as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

Cash-generating unit (*1)	December 31, 2024	December 31, 2025
Woori Asset Management Corp.	45,066	45,066
Woori Asset Trust Co., Ltd.	141,780	102,582
Woori Venture Partners Co., Ltd.	41,527	41,527
Woori Investment Securities Co., Ltd.	15,139	15,139
PT Bank Woori Saudara Indonesia 1906 Tbk (*2)	109,262	72,404
WOORI BANK (CAMBODIA) PLC (*3)	64,584	47,589
PT Woori Finance Indonesia Tbk. (*4)	57,861	54,367
Others	7,488	8,320

Total	482,707	386,994

(*1)
Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.

(*2)	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
(*3)	The Group has acquired VisionFund Cambodia to expand retail sales in Cambodia, and recognized goodwill based on the economies of scale and acquired customer base.
(*4)
The Company acquired PT Batavia Prosperindo Finance Tbk to expand its installment financing operations in Indonesia. Goodwill was recognized due to the anticipated enhancement of competitiveness through securing a network in the Indonesian used car market and strengthening existing customer relationships.

Impairment Test Of Allocated Goodwill Based On Each Cash-generating Unit
2)	Impairment test
The recoverable amount of the cash-generating unit is measured at larger amount between the fair value less costs to sell and the value to use.
The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit. Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units. The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.

Category	Woori Investment Securities Co., Ltd. (*1)	Woori Asset Trust Co., Ltd. (*2)(*3)	Woori Asset Management Corp. (*1)	Woori Venture Partners Co., Ltd. (*1)	PT Bank Woori Saudara Indonesia 1906 Tbk (*2)	WOORI BANK (CAMBODIA) PLC (*2)	PT Woori Finance Indonesia Tbk (*1)
Discount rate (%).	15.15	14.82	16.19	13.23	12.96	12.83	14.48
Terminal growth rate (%)	1	1	1	1	1	1	1
Recoverable amount. (Unit: Korean won in millions)	1,314,484	453,902	442,380	247,197	1,106,424	591,103	154,408
Carrying amount (Unit: Korean won in millions)	1,208,399	381,319	221,967	231,289	1,136,686	606,555	146,840
Impairment loss	—	(39,198)	—	—	(30,262)	(15,452)	—

(*1)
Based on the results of the impairment test of goodwill, it has been concluded that the carrying amount of the cash-generating unit to which the goodwill is allocated does not exceed its recoverable amount.

(*2)
Based on the results of the impairment test of goodwill, an impairment loss was recognized as the carrying amount of the cash-generating unit to which the goodwill is allocated exceeded its recoverable amount.

(*3)	Amount recognized for the current period based on the impairment test performed upon identification of impairment indicators.

Sensitivity Of The Fair Value Measurement To Changes In Significant But Unobservable Inputs Used In Measuring Fair Value
3)	Sensitivity analysis
The sensitivity of the fair value measurement to changes in significant but unobservable inputs used in measuring fair value is as follows (Unit: Korean Won in millions):

Category		Woori Investment Securities Co., Ltd.	Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Venture Partners Co., Ltd.	PT Bank Woori Saudara Indonesia 1906 Tbk	WOORI BANK (CAMBODIA) PLC	PT Woori Finance Indonesia Tbk
Discount rate (%).	Increase by 1.0% point	(167,568)	(30,766)	(24,947)	(33,705)	(97,991)	(52,311)	(12,212)
	Decrease by 1.0% point	206,668	37,046	29,634	42,300	116,379	62,246	14,235
Terminal growth rate (%)	Increase by 1.0% point	140,527	21,975	16,999	29,384	78,719	42,278	9,220
	Decrease by 1.0% point	(116,990)	(18,310)	(14,378)	(23,668)	(66,567)	(35,687)	(7,946)